LOSS PER SHARE (Details Narrative)	Aug. 31, 2013	Feb. 28, 2013	Aug. 31, 2012
Loss Per Share Details Narrative
Potentially dilutive securities of options exercisable	9,800,000	17,400,000	3,200,000
Warrants exercisable	18,900,000	19,200,000	3,700,000